Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of share capital
	December 31, 2019		December 31, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares	300,000,000	228,788,014	300,000,000	140,252,374

Schedule of issued and outstanding share capital

	Number of ordinary shares	NIS par value

Balance at January 1, 2019	140,252,374	14,025,237

Issue of share capital - 2019 Financing Rounds (Note 17e)	65,714,120	6,571,412

Conversion of Convertible Debentures (Note 17f)	22,821,520	2,282,152

Balance at December 31, 2019	228,788,014	22,878,801

Schedule of warrants fair value was calculated using the Black-Scholes OPM

	March 28, 2019	August 22, 2019	December 31, 2019

Dividend yield (%)	0	0	0
Expected volatility (%)	70.12	84.97	96.46
Risk-free interest rate (%)	2.18	1.48	1.59
Expected life of Warrants (years)	3	2.58	2.24

Warrants fair value ($)	1.41	1.01	0.31

Schedule of reconciliation of the fair value measurements

Balance of liability due to Warrants at January 1, 2019	$-
Issue of Warrants at March 28, 2019	682
Registration for resale of 459,640 ADSs underlying Warrants	(464)
Net change in fair value of the Warrant designated at fair value through profit or loss	(211)

Balance of liability due to Warrants at December 31, 2019	$7